Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000172902 [Member] | Allianz SE Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000172902 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000172902 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000172902 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000172902 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000172902 [Member] | CMS Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000172902 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000172902 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
C000172902 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000172902 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[1]
C000172902 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
C000172902 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000172902 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000172902 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000172902 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000172902 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172902 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000172902 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000172902 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000172902 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000172902 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000172902 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000172902 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000058059 [Member] | Allianz SE Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000058059 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000058059 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000058059 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000058059 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000058059 [Member] | CMS Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000058059 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[3]
C000058059 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000058059 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3]
C000058059 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[3]
C000058059 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4]
C000058059 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000058059 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000058059 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000058059 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000058059 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000058059 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000058059 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000058059 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000058059 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000058059 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000058059 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000058059 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000058058 [Member] | Allianz SE Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000058058 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000058058 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000058058 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[5]
C000058058 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000058058 [Member] | CMS Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[5]
C000058058 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[5]
C000058058 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[5]
C000058058 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[5]
C000058058 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[5]
C000058058 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[6]
C000058058 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000058058 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000058058 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000058058 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000058058 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000058058 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000058058 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000058058 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000058058 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000058058 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000058058 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000058058 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000058057 [Member] | Allianz SE Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000058057 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000058057 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000058057 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[7]
C000058057 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000058057 [Member] | CMS Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000058057 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[7]
C000058057 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[7]
C000058057 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[7]
C000058057 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[7]
C000058057 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[8]
C000058057 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000058057 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000058057 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000058057 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000058057 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000058057 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000058057 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000058057 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000058057 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000058057 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000058057 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000058057 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%

[1]	Excludes short-term securities.
[2]	Ten largest countries are presented. Additional countries are found in Other.
[3]	Excludes short-term securities.
[4]	Ten largest countries are presented. Additional countries are found in Other.
[5]	Excludes short-term securities.
[6]	Ten largest countries are presented. Additional countries are found in Other.
[7]	Excludes short-term securities.
[8]	Ten largest countries are presented. Additional countries are found in Other.